Commitments and Contingencies - Share Repurchase Program (FY) (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Percentage of weighted average number of shares of common stock outstanding authorized for repurchase	5.00%	5.00%
Share Repurchase Program [Line Items]
Number of shares redeemed (in shares)		0	0
Period of notice required for repurchase program termination	15 days	15 days
Less than 1 year
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		$ 8.80
1 year
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		9.00
2 years
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		9.20
3 years
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		9.40
4 years
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		9.60
5 years
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		$ 9.80
1 year - 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		85.00%
3 years - 4 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		90.00%
5 years and thereafter
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		95.00%
A stockholder's death or complete disability, less than 2 years
Share Repurchase Program [Line Items]
Repurchase price as a percentage of estimated value		95.00%
A stockholder's death or complete disability, 2 years or more
Share Repurchase Program [Line Items]
Repurchase price (in usd per share)		$ 10.00
Repurchase price as a percentage of estimated value		100.00%